Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Revenue
Total Revenues	$ 56,833		$ 151,764		$ 218,874
Cost of goods sold, related party					120,253
Installation fees
Total cost of goods sold	2,904		17,914		120,253
Gross Profit	53,929		133,850		98,621
Operating expenses
Legal and professional fees	234,224		590,227		177,589
Warranty expense					13,399
Payroll expense	115,905		200,008		240,395
R&D Expense DryRx	205,000		937,000
Selling and marketing expense	14,495		45,415		52,804
Selling and marketing expense, related party					356,261
Consulting expense					25,985
Consulting expense, related party					244,186
License royalties					33,771
Impairment Expense
Depreciation and amortization	70,510		213,547		272,779
Bad Debt Expense	(2,200)		(2,200)
General and administrative	103,283	9,383	171,696	48,341	304,992	33,680
Total operating expenses	741,217	9,383	2,155,693	48,341	1,722,161	33,680
Income (loss) from operations	(687,288)	(9,383)	(2,021,843)	(48,341)
Other income (expense)
Interest income
Interest expense	105,403		379,465		(611,536)
Interest expense on beneficial conversion feature on convertible notes	128,250		899,825
Forgiveness of PPP Loan	(149,673)		(593,546)
Total other income (expense)	83,980		685,744		(611,536)
Net loss before income taxes	(771,268)	(9,383)	(2,707,587)	(48,341)
Income taxes
Net loss	$ (771,268)	$ (9,383)	$ (2,707,587)	$ (48,341)	$ (2,235,075)	$ (33,680)
Net loss per common share - Basic and Diluted	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.00)	$ (0.01)	$ (0.00)
Weighted average number of common shares outstanding - Basic and Diluted	227,084,895	55,058,006	225,174,294	55,058,006	191,762,740	264,384,488
Sales Net [Member]
Revenue
Total Revenues					$ 218,124
Freight And Delivery [Member]
Revenue
Total Revenues					$ 750